Trade and Other Receivables, Net - Schedule of Trade and Other Receivables (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 MYR (RM)
Schedule of Trade and Other Receivables [Abstract]
Trade receivables - third parties	RM 5,876,653	$ 1,315,276	RM 7,119,565
Less: Allowance for expected credit losses of trade receivables – third parties	(243,021)	(54,391)	(243,021)
Trade receivables - third parties, net	5,633,632	1,260,885	6,876,544
Deposits	200,401	44,852	188,181
Prepayments	6,342,564	1,419,553	8,395
Advance to suppliers	63,958	14,315	295,827
Deferred IPO expenses			8,054,139
Sundry receivables	5,460	1,222	1,642
Total Trade receivables	RM 12,246,015	$ 2,740,827	RM 15,424,728